Shareholders' Deficit (Details) - Schedule of share options outstanding and exercisable to employees and directors - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
2008 Plan [Member]
Shareholders' Deficit (Details) - Schedule of share options outstanding and exercisable to employees and directors [Line Items]
Option outstanding at beginning, Number of options		153,882
Option outstanding at beginning, Weighted average exercise price		$ 0.24
Option outstanding at beginning, Weighted average remaining contractual life		4 years 3 months
Option outstanding at ending, Number of options	153,882
Option outstanding at ending, Weighted average exercise price	$ 0.24
Option outstanding at ending, Weighted average remaining contractual life	3 years 9 months
Options exercisable, Number of options	153,882
Options exercisable, Weighted average exercise price	$ 0.24
Options exercisable, Weighted average remaining contractual life	3 years 9 months
2019 Plan [Member]
Shareholders' Deficit (Details) - Schedule of share options outstanding and exercisable to employees and directors [Line Items]
Option outstanding at beginning, Number of options		219,456
Option outstanding at beginning, Weighted average exercise price		$ 2.62
Option outstanding at beginning, Weighted average remaining contractual life		9 years 204 days
Option outstanding at ending, Number of options	219,456
Option outstanding at ending, Weighted average exercise price	$ 2.62
Option outstanding at ending, Weighted average remaining contractual life	9 years 21 days
Options exercisable, Number of options	187,478	147,235
Options exercisable, Weighted average exercise price	$ 2.49	$ 2.26
Options exercisable, Weighted average remaining contractual life	9 years 21 days	9 years 204 days
Granted, Number of options	219,456
Granted, Weighted average exercise price	$ 2.62
Granted, Weighted average remaining contractual life	10 years